                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

             Date of Reporting Period:  Fiscal year ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended		Year Ended December 31,
	11/30/2007	[1,2]	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$56.98		$43.69	$36.32	$29.77	$21.74	$24.37
Income From Investment Operations:
Net investment income	0.93	[3]	0.72	0.38	0.05	0.19	0.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	12.41		13.78	7.27	6.75	8.01	(2.63)
TOTAL FROM INVESTMENT OPERATIONS	13.34		14.50	7.65	6.80	8.20	(2.43)
Less Distributions:
Distributions from net investment income	--		(0.65)	(0.28)	(0.25)	(0.17)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.57)	--	--	--	--
TOTAL DISTRIBUTIONS	--		(1.22)	(0.28)	(0.25)	(0.17)	(0.21)
Redemption Fees	0.00	[4]	0.01	0.00 [4]	--	--	0.01
Net Asset Value, End of Period	$70.32		$56.98	$43.69	$36.32	$29.77	$21.74
Total Return [5]	23.41%		33.26%	21.07%	22.96%	37.76%	(9.92)%

Ratios to Average Net Assets:
Net expenses	1.63	% [6]	1.70%	1.65%	1.73%	1.54%	1.64%
Net investment income	1.45	% [6]	1.38%	1.15%	0.20%	0.91%	0.54%
Expense waiver/reimbursement [7]	0.06	% [6]	--	--	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$519,855		$273,595	$135,097	$59,184	$37,515	$28,098
Portfolio turnover	28%		56%	39%	77%	55%	35%

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$65.15
Income From Investment Operations:
Net investment income (loss)	(0.10	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.15
TOTAL FROM INVESTMENT OPERATIONS	5.05
Net Asset Value, End of Period	$70.20
Total Return [3]	7.75%

Ratios to Average Net Assets:
Net expenses	2.30	% [4]
Net investment income (loss)	(0.53	)% [4]
Expense waiver/reimbursement [5]	0.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,299
Portfolio turnover	28	% [6]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$65.15
Income From Investment Operations:
Net investment income (loss)	(0.09	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.13
TOTAL FROM INVESTMENT OPERATIONS	5.04
Net Asset Value, End of Period	$70.19
Total Return [3]	7.74%

Ratios to Average Net Assets:
Net expenses	2.29	% [4]
Net investment income (loss)	(0.47	)% [4]
Expense waiver/reimbursement [5]	0.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,920
Portfolio turnover	28	% [6]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$65.15
Income From Investment Operations:
Net investment income (loss)	(0.07	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.16
TOTAL FROM INVESTMENT OPERATIONS	5.09
Net Asset Value, End of Period	$70.24
Total Return [3]	7.81%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]
Net investment income (loss)	(0.40	)% [4]
Expense waiver/reimbursement [5]	0.17	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22
Portfolio turnover	28	% [6]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,071.50	$ 8.26
Class B Shares	$1,000	$1,077.50	$ 6.41
Class C Shares	$1,000	$1,077.40	$ 6.39
Class K Shares	$1,000	$1,078.10	$ 5.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.10	$ 8.04
Class B Shares	$1,000	$1,013.54	$11.61
Class C Shares	$1,000	$1,013.59	$11.56
Class K Shares	$1,000	$1,015.29	$ 9.85

1 "Actual" expense information for the Fund's Class B, Class C, and Class K Shares is for the period from August 25, 2007 (start of performance) to November 30, 2007. Actual expenses are equal to the annualized net expense ratio of the Fund's Class B, Class C, and Class K Shares, multiplied by 98/365 (to reflect the period from initial public investment to November 30, 2007). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.59%
Class B Shares	2.30%
Class C Shares	2.29%
Class K Shares	1.95%

Management's Discussion of Fund Performance

PERFORMANCE ATTRIBUTION

From January 1, 2007 through November 30, 2007, Federated InterContinental Fund's total returns, based on net asset value, were 23.41%, 22.73%, 22.72%, and 23.08% for the Class A Shares, Class B Shares, Class C Shares and Class K Shares, respectively. 1 The Morgan Stanley Capital International All Country World ex U.S. Index (MSCI-ACWI ex-U.S.), the fund's benchmark, returned 22.54% during the same reporting period. 2

The key contributor to the fund's performance was the strong country allocation. 3 Our country ranking process identified leading countries that provided solid returns relative to world benchmarks over the reporting period. During the reporting period, we were correctly overweight South Korea in Asia while we were correctly underweight Japan. We patiently watched for opportunities to add weight to the long-term underperformer: Japan. Our patience was rewarded as Japanese equities were the worst performing country stock market of the benchmark's 15 largest economies.

During the reporting period, we favored both large (e.g. German stock market) and small (e.g. Norwegian stock market) developed economies of Europe. 4 Several European economies showed resilience throughout the reporting period which positively contributed to our performance. We also prefer owning companies in smaller, faster growing continental European economies, such as Norway--which was a positive contributor to our performance during the reporting period.

1 The fund is the successor to the Rochdale Atlas Portfolio pursuant to a reorganization that took place on August 24, 2007. Prior to that date, the fund had no investment operations. Accordingly, for periods prior to August 24, 2007, the performance information shown for Class A Shares is historical information for the Rochdale Atlas Portfolio and the performance information shown for Class B, C and K Shares is historical information for the Class A Shares (formerly Rochdale Atlas Portfolio) that has been adjusted to reflect the sales charges and expenses applicable to the fund's Class B, C and K Shares.

2 The MSCI-ACWI ex-U.S. is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.

3 Funds that invest a significant portion of their assets in a particular geographic region may be subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

Another region which contributed positively to Fund performance was Latin America. The fund was overweight in Brazil's stock market throughout the reporting period and consistently since 2004. Several of our large holdings in Brazil, such as CVRD and Petroleo Brasileiro S.A. had returns exceeding 75% during the reporting period.

While the majority of our positive contribution was achieved through country allocation, the fund also received a positive contribution from stock selection in South Korea, Germany and Norway.

At the end of the reporting period, the fund was overweight in South Korea and Taiwan in addition to the developed large European economies including Germany, France and Italy as well as smaller, faster growing economies such as Norway and Poland.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES 1

The graph below illustrates the hypothetical investment of $10,000 2 in Federated InterContinental Fund (Class A Shares) (the "Fund") from October 2, 1998 (start of performance) to November 30, 2007, compared to the MSCI All Country World ex U.S. Index (MSCI-ACW ex-U.S.) 3 and the Lipper International Multi-Cap Core Category Average (LIMCCA). 3

Average Annual Total Returns [4] for the Period Ended 11/30/2007
1 Year	21.25%
5 Years	25.92%
Start of Performance (10/2/1998)	12.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Federated InterContinental Fund is the successor to Rochdale Atlas Portfolio pursuant to a reorganization that took place on August 24, 2007. The information presented above, for the periods prior to August 24, 2007, is historical information for Rochdale Atlas Portfolio. The fiscal year end of Rochdale Atlas Portfolio was December 31.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACW ex-U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

3 The MSCI-ACW ex-U.S. is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission ( SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LIMCCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The Fund's Class B Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. For the period prior to commencement of operations of Class B Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class B Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated InterContinental Fund (Class B Shares) (the "Fund") from October 2, 1998 (start of performance) to November 30, 2007, compared to the MSCI All Country World ex U.S. Index (MSCI-ACW ex-U.S.) 2 and the Lipper International Multi-Cap Core Category Average (LIMCCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	22.04%
5 Years	26.41%
Start of Performance (10/2/1998)	12.47%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACW ex-U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACW ex-U.S. is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LIMCCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The Fund's Class C Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares; Institutional Shares, Class A Shares, Class B Shares and Class K Shares. For the period prior to commencement of operations of Class C Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class C Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated InterContinental Fund (Class C Shares) (the "Fund") from October 2, 1998 (start of performance) to November 30, 2007, compared to the MSCI All Country World ex U.S. Index (MSCI-ACW ex-U.S.) 2 and the Lipper International Multi-Cap Core Category Average (LIMCCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	26.53%
5 Years	26.57%
Start of Performance (10/2/1998)	12.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied in any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACW ex-U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACW ex-U.S. is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LIMCCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares; Institutional Shares, Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated InterContinental Fund (Class K Shares) (the "Fund") from October 2, 1998 (start of performance) to November 30, 2007, compared to the MSCI All Country World ex U.S. Index (MSCI-ACW ex-U.S.) 2 and the Lipper International Multi-Cap Core Category Average (LIMCCA). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	27.93%
5 Years	26.99%
Start of Performance (10/2/1998)	12.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACW ex-U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACW ex-U.S. is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LIMCCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	15.2%
Germany	13.4%
France	13.2%
Korea	11.0%
Italy	9.2%
Taiwan	8.7%
Norway	8.5%
Brazil	6.5%
Austria	4.3%
South Africa	4.3%
Securities Lending Collateral [2]	5.2%
Other Securities [3]	0.9%
Cash Equivalents [4]	2.1%
Other Assets and Liabilities--Net [5]	(2.5)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Other Securities include purchased call options and an exchange-traded fund.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2007 the Fund's sector classification composition 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	20.8%
Industrials	13.5%
Materials	12.5%
Consumer Discretionary	10.5%
Energy	9.0%
Utilities	8.9%
Telecommunication Services	7.9%
Information Technology	6.6%
Consumer Staples	3.3%
Healthcare	1.3%
Securities Lending Collateral [2]	5.2%
Other Securities [3]	0.9%
Cash Equivalents [4]	2.1%
Other Assets and Liabilities--Net [5]	(2.5)%
TOTAL	100.0%

6 Except for Securities Lending Collateral, Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2007

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.3%
		Austria--4.3%
40,600		Erste Bank Der Oesterreichischen Sparkassen AG	$2,926,710
69,700		OMV AG	4,955,629
22,100		Oesterreichische Elektrizitaetswirtschafts AG	1,494,516
9,600		Raiffeisen International Bank	1,563,484
190,500		Telekom Austria AG	5,554,406
47,600		Va Stahl AG	3,487,301
15,500		Wiener Staedtische Allgemeine Vericherung AG	1,156,551
74,000		Wienerberger Baustoffindustrie AG	4,178,380
		TOTAL	25,316,977
		Brazil--6.5%
12,450		Aracruz Cellulose SA, ADR	953,919
75,400	[2]	Banco Bradesco SA, ADR	2,424,110
40,600		Banco Itau SA, ADR	1,118,124
125,800		Cia de Concessoes Rodoviarias	2,196,430
98,100	[2]	Companhia Energetica de Minas Gerais, ADR	2,055,195
37,800	[2]	Companhia Siderurgica Nacional SA, ADR	2,907,198
157,400		Companhia Vale Do Rio Doce, ADR	5,442,892
8,000		Companhia de Bebidas das Americas (AmBev), ADR	600,640
25,400	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,257,046
56,200		Gerdau SA, ADR	1,579,782
86,600		Petroleo Brasileiro SA, ADR	7,029,322
383,000		Sadia SA Industria e Comercio	2,362,905
59,000		Souza Cruz SA	1,668,600
41,800		Tractebel Energia SA	518,798
31,200	[1]	Unibanco Uniao de Bancos Brasileiros SA, GDR	4,671,264
26,400		Usinas Siderurgicas de Minas Gerais SA	1,338,629
		TOTAL	38,124,854
		France--13.2%
72,100		AXA-UAP, ADR	2,945,285
17,558		BNP Paribas SA	1,966,299
8,100		CNP Assurances	1,007,592
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		France--continued
18,500		Compagnie de St. Gobain	$1,824,981
59,825		Credit Agricole SA	2,087,079
13,000		Etablissements Economiques du Casino Guichard-Perrachon SA	1,425,376
170,900		France Telecommunications	6,480,968
44,900		France Telecommunications, ADR	1,703,955
10,300		Gecina SA	1,748,751
17,800		Imerys SA	1,506,257
15,600		L'Oreal SA	2,163,896
29,100		Lafarge SA	4,600,845
9,950		Michelin, Class B	1,180,618
12,500		PPR SA	2,105,541
24,900		PSA Peugeot Citroen	1,936,647
145,800		PagesJaunes SA	3,193,097
20,400		Renault SA	2,972,659
54,850		Sanofi-Aventis, ADR	2,603,181
72,000		Scor SA	1,873,114
38,500		Societe BIC SA	2,859,188
26,260		Societe Generale, Paris	4,021,559
48,000		Suez SA	3,178,178
25,000		Technip SA	2,040,639
76,800		Tf1 - Tv Francaise	2,119,510
64,600		Thomson	1,005,677
88,950	[2]	Total SA, Class B, ADR	7,197,834
38,900		Valeo SA	1,965,081
96,800	[2]	Vinci SA	7,664,049
7,350		Vivendi SA	337,872
		TOTAL	77,715,728
		Germany, Federal Republic of--13.4%
22,718		Allianz SE	4,675,476
23,604		Altana AG	584,171
8,900		BASF AG	1,232,734
27,400		BASF AG, ADR	3,798,462
28,900		Bayer AG, ADR	2,383,527
24,200		Celesio AG	1,398,282
30,100		Commerzbank AG, Frankfurt	1,183,527
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Germany, Federal Republic of--continued
80,500		Daimler AG	$8,184,435
55,100	[2]	Deutsche Bank AG	7,259,425
131,940		Deutsche Post AG	4,477,664
319,800		Deutsche Telekom AG, ADR	7,051,590
19,650		Douglas Hldg AG	1,201,361
27,580		E.On AG	5,617,666
40,604		Heidelberger Druckmaschinen AG	1,282,993
8,340		Hochtief AG	1,102,520
32,260		Hypo Real Estate Holding AG	1,696,050
18,350		MAN AG	2,949,765
13,794		Metro AG	1,246,318
40,436		RWE AG	5,521,617
5,396		Salzgitter AG	862,420
43,500		Siemens AG, ADR	6,601,995
80,000		Suedzucker AG	1,746,452
79,800	[1,2]	TUI AG	2,244,860
18,230		ThyssenKrupp AG	1,073,810
15,590		Volkswagen AG	3,739,623
		TOTAL	79,116,743
		Italy--9.2%
55,000		Assicurazioni Generali SpA	2,515,442
360,000	[2]	Banca Monte dei Paschi di Siena SpA	2,012,331
50,000		Benetton Group SpA	923,226
241,000		Bulgari SpA	3,567,635
73,000	[2]	Enel SpA, ADR	4,361,020
46,000		Fiat SpA	1,265,944
273,000		Finmeccanica SpA	8,146,194
602,996		Intesa Sanpaolo	4,815,140
157,000		Luxottica Group SpA	5,231,709
2,450,000	[1]	Pirelli & Co.	2,918,928
985,000		Snam Rete Gas SpA	6,243,011
51,900		Telecom Italia SpA, ADR	1,646,268
1,228,000		Unicredito Italiano SpA	10,401,457
		TOTAL	54,048,305
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Korea, Republic of--11.0%
30,000		Cheil Industries, Inc.	$1,708,037
7,200		Daelim Industrial Co. Ltd.	1,273,955
24,500		Daishin Securities Co.	816,886
22,400		Dongbu Insurance Co. Ltd.	1,141,344
29,214		Hanjin Heavy Industries	1,342,704
78,986	[1]	Hanjin Heavy Industries & Construction Co. Ltd.	6,646,568
31,200		Hanjin Shipping Co.	1,471,852
9,300		Hyundai Heavy	4,779,914
135,000		KT Corp., ADR	3,539,700
64,500		KT Freetel	2,246,597
149,000	[1]	Kia Motors Corp.	1,648,439
102,700		Kookmin Bank, ADR	7,445,750
166,000		Korea Electric Power Corp., ADR	3,499,280
17,500		LG Cable Ltd.	2,010,003
9,994		LG Chem Ltd.	1,069,694
40,500		LG Electronics, Inc.	4,228,836
53,219		LG International Corp.	1,211,823
25,350		POSCO, ADR	4,002,005
92,000		Pusan Bank	1,443,403
8,712		SK Corp.	2,049,060
18,950		SK Telecom Co. Ltd., ADR	600,147
25,600		Samsung Corp.	1,807,999
21,500		Samsung Electro-Mechanics Co.	1,132,354
5,750		Samsung Electronics Co.	3,541,048
32,800		Samsung SDI Co. Ltd.	2,262,708
23,350		Shinhan Financial Group Co. Ltd.	1,278,355
8,300		Shinhan Financial Group Co. Ltd., ADR	902,874
		TOTAL	65,101,335
		Norway--8.5%
200,000		Aker Kvaerner ASA	5,692,624
316,100		Den Norske Bank A/S	4,945,669
55,500	[2]	Frontline Ltd.	2,543,822
346,600		Norsk Hydro ASA	4,770,736
426,500		Orkla ASA	7,692,100
255,253		Statoil ASA	8,285,811
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Norway--continued
85,300		Statoil ASA, ADR	$2,756,896
137,200	[2]	Storebrand ASA	1,523,323
137,200	1,2,	Storebrand ASA, Rights	321,543
256,600		Telenor ASA	5,944,049
149,800		Yara International ASA	5,685,347
		TOTAL	50,161,920
		South Africa--4.3%
18,858		Anglo American Platinum Corp. Ltd.	2,683,514
57,900		ArcelorMittal South Africa Ltd.	1,174,036
87,000		Barloworld Ltd.	1,455,026
136,500		Bidvest Group Ltd.	2,396,544
44,907		Discovery Holdings Ltd.	183,833
800,000		FirstRand Ltd.	2,521,298
100,100		Gold Fields Ltd., ADR	1,646,645
177,650		Liberty Group Ltd.	2,316,739
145,000		MTN Group Ltd.	2,920,735
161,428		Pretoria Portland Cement Co. Ltd.	1,072,268
56,300		Sasol Ltd., ADR	2,845,402
168,000		Standard Bank Group Ltd.	2,584,394
650,000		Woolworths Holdings Ltd.	1,463,069
		TOTAL	25,263,503
		Taiwan, Province of China--8.7%
420,000		Advantech Co. Ltd.	995,999
1,037,600		Asia Cement Corp.	1,517,038
765,000		Asustek Computer, Inc.	2,394,873
1,150,000		Cathay Financial Holding Co. Ltd.	2,591,419
4,214,760		China Development Financial Holding Corp.	1,676,296
2,325,825		Compal Electronics, Inc.	2,692,340
590,550		Delta Electronics, Inc.	2,041,088
2,391,860		First Financial Holding Co. Ltd.	1,809,482
534,000		Formosa Chem&Fibre	1,355,718
688,000		Formosa Plastic Corp.	1,873,352
1,167,320		Hon Hai Precision Industry Co. Ltd.	7,482,904
1,181,000		Hua Nan Financial Holdings Co. Ltd.	794,436
352,711		Lite-On Technology Corp.	609,871
1,929,000		Mega Financial Holding Co. Ltd.	1,192,279
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Taiwan, Province of China--continued
932,000		Nan Ya Plastic	$2,417,492
815,893		Pou Chen Corp.	741,965
1,700,000		Powerchip Semiconductor Corp.	657,245
340,000		President Chain Store Corp.	921,031
1,132,340		Quanta Computer, Inc.	1,706,251
950,000		Siliconware Precision Industries Co.	1,745,377
1,229,000		Taiwan Cellular Corp.	1,672,673
660,540		Taiwan Cement	961,360
4,120,287		Taiwan Semiconductor Manufacturing Co.	7,760,370
450,000		Tripod Technology Corp.	1,657,512
3,970,928		United Microelectronics Corp.	2,382,182
		TOTAL	51,650,553
		United Kingdom--15.2%
50,445		Anglo American PLC, ADR	1,699,492
58,100		AstraZeneca PLC, ADR	2,752,778
289,000		BAE Systems PLC	2,731,296
112,350		BHP Billiton PLC	3,718,651
8,500		BHP Billiton PLC, ADR	567,460
19,500		BP PLC, ADR	1,418,430
868,300		BT Group PLC	5,114,715
31,000		Barclays PLC	359,126
40,000		Barclays PLC, ADR	1,854,400
741,300		Centrica PLC	5,544,271
93,100		Daily Mail and General Trust, Class A	1,063,093
53,400		De La Rue PLC	958,237
16,000		GlaxoSmithKline PLC, ADR	842,880
114,800		HBOS PLC	1,880,966
30,034		HSBC Holdings PLC, ADR	2,567,907
252,000		IMI PLC	2,339,551
278,200		Ladbrokes PLC	1,763,576
431,400		Legal & General Group PLC	1,151,377
98,600		Liberty International PLC	2,302,223
238,100		Lloyds TSB Group PLC	2,425,581
183,662		Man Group PLC	2,102,788
251,600		Marks & Spencer Group PLC	3,021,056
83,300		Next PLC	2,975,649
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United Kingdom--continued
216,800		Prudential PLC	$3,030,594
12,175		Rio Tinto PLC, ADR	5,691,569
563,800		Royal Bank of Scotland PLC, Edinburgh	5,312,847
103,270		Royal Dutch Shell PLC, Class A, ADR	8,409,276
140,000		SABMiller PLC	3,985,810
350,000		Sainsbury (J) PLC	3,162,593
166,300		Severn Trent PLC	5,362,516
55,800		Travis Perkins PLC	1,529,121
61,512		Vodafone Group PLC, ADR	2,291,322
		TOTAL	89,931,151
		TOTAL COMMON STOCKS (IDENTIFIED COST $451,499,308)	556,431,069
		PURCHASED CALL OPTIONS--0.5%
27,200,000	[1]	BONY EURO PUT/YEN CALL, Strike Price $162.51, Expiration Date 4/25/2008	1,484,251
25,000,000	[1]	BONY EURO PUT/YEN CALL, Strike Price $161.29, Expiration Date 4/25/2008	1,214,249
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,990,647)	2,698,500
		EXCHANGE TRADED FUND--0.4%
32,000	[2]	iShares MSCI Brazil (IDENTIFIED COST $2,017,325)	2,590,400
		MUTUAL FUND--7.6%
44,763,597	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 4.87% (AT NET ASSET VALUE)	44,763,597
		TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $500,270,877) [6]	606,483,566
		OTHER ASSETS AND LIABILITIES - NET--(2.8)%	(16,324,679)
		TOTAL NET ASSETS--100%	$590,158,887

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $44,763,597 of investments in affiliated issuers (Note 5) and $31,561,685 of securities loaned (identified cost $500,270,877)		$606,483,566
Cash		152,378
Cash denominated in foreign currencies (identified cost $2,366,183)		2,319,504
Income receivable		1,003,279
Receivable for investments sold		1,381,333
Receivable for shares sold		12,198,853
TOTAL ASSETS		623,538,913
Liabilities:
Payable for shares redeemed	$456,427
Payable for collateral due to broker for securities loaned	32,367,850
Payable for distribution services fee (Note 5)	21,200
Payable for shareholder services fee (Note 5)	305,623
Accrued expenses	228,926
TOTAL LIABILITIES		33,380,026
Net assets for 8,393,598 shares outstanding		$590,158,887
Net Assets Consist of:
Paid-in capital		$458,054,840
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		106,165,957
Accumulated net realized gain on investments and foreign currency transactions		21,767,020
Undistributed net investment income		4,171,070
TOTAL NET ASSETS		$590,158,887

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($519,855,088 ÷ 7,393,024 shares outstanding), no par value, unlimited shares authorized	$70.32
Offering price per share (100/94.50 of $70.32) [1]	$74.41
Redemption proceeds per share (98.00/100 of $70.32) [1]	$68.91
Class B Shares:
Net asset value per share ($11,299,248 ÷ 160,961 shares outstanding), no par value, unlimited shares authorized	$70.20
Offering price per share	$70.20
Redemption proceeds per share (92.50/100 of $70.20) [1]	$64.94
Class C Shares:
Net asset value per share ($29,920,174 ÷ 426,251 shares outstanding), no par value, unlimited shares authorized	$70.19
Offering price per share	$70.19
Redemption proceeds per share (97.00/100 of $70.19) [1]	$68.08
Institutional Shares:
Net asset value per share ($29,061,947 ÷ 413,043 shares outstanding), no par value, unlimited shares authorized	$70.36
Offering price per share	$70.36
Redemption proceeds per share (98.00/100 of $70.36) [1]	$68.95
Class K Shares:
Net asset value per share ($22,429.97 ÷ 319.348 shares outstanding), no par value, unlimited shares authorized	$70.24
Offering price per share	$70.24
Redemption proceeds per share (98.00/100 of $70.24) [1]	$68.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Investment Income:
Dividends (including $33,851 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,296,319 and $905,708, respectively)	$9,800,224		$5,979,545
Interest (including income on securities loaned of $35,351 and $155,166, respectively)	448,745		277,877
TOTAL INCOME	10,248,969		6,257,422
Expenses:
Investment adviser fee (Note 5)	3,355,029		2,028,418
Administrative personnel and services fee (Note 5)	227,140		149,491
Custodian fees	463,446		296,433
Transfer and dividend disbursing agent fees and expenses--Class A Shares	142,771		48,927
Transfer and dividend disbursing agent fees and expenses--Class B Shares	1,597		--
Transfer and dividend disbursing agent fees and expenses--Class C Shares	2,896		--
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	1,268		--
Transfer and dividend disbursing agent fees and expenses--Class K Shares	15		--
Directors'/Trustees' fees	7,409		10,798
Auditing fees	23,720		19,105
Legal fees	39,032		32,727
Portfolio accounting fees	109,069		90,974
Distribution services fee--Class A Shares (Note 5)	523,150		507,104
Distribution services fee--Class B Shares (Note 5)	10,548		--
Distribution services fee--Class C Shares (Note 5)	22,274		--
Distribution services fee--Class K Shares (Note 5)	29		--
Shareholder services fee--Class A Shares (Note 5)	597,025		201,973
Shareholder services fee--Class B Shares (Note 5)	3,516		--
Shareholder services fee--Class C Shares (Note 5)	7,425		--
Share registration costs	121,347		29,910
Printing and postage	33,844		21,741
Insurance premiums	5,719		6,135
Interest expense	1,075		46
Miscellaneous	12,707		5,145
TOTAL EXPENSES	5,712,051		3,448,927

Statement of Operations-continued

	Period Ended 11/30/2007 [1]	Year Ended 12/31/2006
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(223,144)	$--
Waiver of administrative personnel and services fee	(3,273)	--
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(868)	--
TOTAL WAIVERS AND REIMBURSEMENTS	(227,285)	--
Net expenses	5,484,766	3,448,927
Net investment income	4,764,203	2,808,495
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	20,167,305	21,005,705
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	44,975,947	34,076,774
Net realized and unrealized gain on investments and foreign currency transactions	65,143,252	55,082,479
Change in net assets resulting from operations	$69,907,455	$57,890,974

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,764,203		$2,808,495	$1,030,703
Net realized gain on investments and foreign currency transactions	20,167,305		21,005,705	3,980,211
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	44,975,947		34,076,774	14,249,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,907,455		57,890,974	19,260,713
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--		(2,997,359)	(847,567)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--		(2,657,257)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--		(5,654,616)	(847,567)
Share Transactions:
Proceeds from sale of shares	280,132,091		100,119,871	64,475,326
Net asset value of shares issued to shareholders in payment of distributions declared	--		5,301,119	790,584
Cost of shares redeemed	(33,480,584)		(19,183,424)	(7,777,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	246,651,507		86,237,566	57,488,853
Redemption Fees	4,510		24,637	11,116
Change in net assets	316,563,472		138,498,561	75,913,115
Net Assets:
Beginning of period	273,595,415		135,096,854	59,183,739
End of period (including undistributed (distributions in excess of) net investment income of $4,171,070, $55,980 and $(216,014), respectively)	$590,158,887		$273,595,415	$135,096,854

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

Rochdale Atlas Portfolio (the "Predecessor Fund") was reorganized into the Fund as of the close of business on August 24, 2007. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on October 2, 1998. The Fund changed its fiscal year end from December 31 to November 30.

Effective August 24, 2007, the Fund began offering Class B Shares, Class C Shares, Institutional Shares and Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2007, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$31,561,685	$32,367,850

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 11/30/2007 [1]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,112,130	$209,137,003	1,997,292	$100,119,871	1,641,327	$64,475,326
Shares issued to shareholders in payment of distributions declared	--	--	94,849	5,301,119	18,187	790,584
Shares redeemed	(520,500)	(33,177,380)	(382,667)	(19,183,424)	(197,286)	(7,777,057)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,591,630	$175,959,623	1,709,474	$86,237,566	1,462,228	$57,488,853

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	162,097	$11,433,491	--	$--	--	$--
Shares redeemed	(1,136)	(80,072)	--	--	--	--
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	160,961	$11,353,419	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	428,876	$30,652,911	--	$--	--	$--
Shares redeemed	(2,625)	(190,234)	--	--	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	426,251	$30,462,677	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	413,522	$28,888,484	--	$--	--	$--
Shares redeemed	(479)	(32,798)	--	--	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	413,043	$28,855,686	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	329	$20,202	--	$--	--	$--
Shares redeemed	(10)	(100)	--	--	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	319	$20,102	--	$--	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,592,204	$246,651,507	1,709,474	$86,237,566	1,462,228	$57,488,853

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the period ended November 30, 2007, the redemption fees for Class A Shares amounted to $4,510. For the years ended December 31, 2006 and 2005, the redemption fees for Class A Shares amounted to $24,637 and $11,116, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the period ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(649,113)	$649,113

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2007 and for the years ended December 31, 2006 and 2005, was as follows:

	2007	2006	2005
Ordinary income	--	$2,997,359	$847,567
Long-term capital gains	--	$2,657,257	--

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,930,298
Undistributed long-term capital gains	$18,007,792
Net unrealized appreciation	$106,165,957

At November 30, 2007, the cost of investments for federal tax purposes was $500,270,877. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $106,212,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,585,065 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,372,376.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from August 25, 2007 to November 30, 2007, the Adviser voluntarily waived $219,310 of its fee.

For the period from August 25, 2007 to November 30, 2007 the net fee paid to the Adviser was $1,039,283.

Prior to close of business on August 24, 2007, the Predecessor Fund's investment adviser was Rochdale Investment Management LLC. After the close of business on August 24, 2007, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LCC was $2,092,602.

Administrative Fee

Effective close of business on August 24, 2007, Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from August 25, 2007 through November 30, 2007 is pro-rated. For the period from August 25, 2007 to November 30, 2007 the net fee paid to FAS was $96,197 and 0.220% of average daily net assets of the Fund. FAS waived $3,273 of its fee.

Prior to close of business on August 24, 2007, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to U.S. Bancorp Fund Services, LLC was $127,670.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from August 25, 2007 to November 30, 2007, FSC did not waive any of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from August 25, 2007 to November 30, 2007, FSC retained $22,224 of fees paid by the Fund. For the period from August 25, 2007 to November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

For the period from August 25, 2007 to November 30, 2007, the net fee paid to FSC was $32,851.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC was the principal distributor for the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $523,150.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on January 31, 2008.

Sales Charges

For the period from August 25, 2007 to November 30, 2007, FSC retained $143,596 in sales charges from the sale of Class A Shares. FSC also retained $171 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Prior to close of business on August 24, 2007, RIM Securities LLC, an affiliate of Rochdale Investment Management LLC, served as distributor of the Predecessor Fund's shares. For the period from January 1, 2007 to August 24, 2007, RIM Securities LLC retained $12,304 in sales charges from the sale of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from August 25, 2007 to November 30, 2007, FSSC did not receive any fees paid by the Fund. For the period from August 25, 2007 to November 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

For the period from August 25, 2007 to November 30, 2007, the net fee paid to financial intermediaries or FSSC was $308,360.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC received Service Fees from the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $299,606.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.20% and 1.95%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended November 30, 2007, the Adviser reimbursed $3,834. Transactions with the affiliated company during the period ended November 30, 2007, are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	139,269,665	94,506,068	44,763,597	$44,763,597	$33,851

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended November 30, 2007, were as follows:

Purchases	$328,648,285
Sales	$104,705,045

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	15.2%
Germany	13.4%
France	13.2%
Korea	11.0%
Italy	9.2%
Taiwan	8.7%
Norway	8.5%
Brazil	6.9%
Austria	4.3%
South Africa	4.3%
United States	0.5%

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

As part of the reorganization of the Rochdale Atlas Portfolio into the Fund, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. The previous reports issued by Tait, Weller & Baker LLP on the Fund's financial statements for the fiscal years ended December 31, 2006 and December 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 2006 and December 31, 2005: (i) there were no disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2007. During the Fund's fiscal years ended December 31, 2006 and December 31, 2005 and previous periods presented in the financial highlights, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13. FEDERAL TAX INFORMATION (UNAUDITED)

To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the period ended November 30, 2007, the Fund derived $8,769,843 of gross income from foreign sources and paid foreign taxes of $1,040,059.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERCONTINENTAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated InterContinental Fund (the "Fund"), a portfolio of Federated Equity Funds, as of November 30, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 1, 2007 to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. The statement of operations for the year ended December 31, 2006, the statement of changes in net assets for each of the years in the two-year period ended December 31, 2006 and the financial highlights for the periods presented prior to January 1, 2007, were audited by other auditors whose report thereon dated February 26, 2007, expressed an unqualified opinion. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated InterContinental Fund as of November 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 1, 2007 to November 30, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised nine portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Walter C. Bean Birth Date : June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and Director of Investments for Managed Accounts. Mr. Bean joined Federated in 2000. Mr. Bean is responsible for the investment process for the managed accounts portfolios. His previous associations included: Chief Investment Officer and Portfolio Manager at C.S. McKee & Company; various investment management and research positions with First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean is a Chartered Financial Analyst. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from Pennsylvania State University. Mr. Bean has 35 years of investment experience.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since is Vice President of the rust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

The Board had initially approved the proposed investment advisory contract at meetings held in February 2007, in the context of Federated's proposal to create the Fund in connection with the planned acquisition of the Rochdale Atlas Portfolio (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio managers as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. In connection with both the February and May meetings, the Senior Officer prepared and furnished to the Board independent written evaluations that covered topics discussed below. The Board considered these evaluations, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluations, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

In connection with the February 2007 meetings, the Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, at the February 2007 meeting the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund had placed in the top quartile for each of the 1, 3 and 5 year periods ended December 31, 2006, based on total return. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borned by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated InterContinental Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479

37865 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$65.15
Income From Investment Operations:
Net investment income	0.12	[2]
Net realized and unrealized gain on investments and foreign currency transactions	5.09
TOTAL FROM INVESTMENT OPERATIONS	5.21
Net Asset Value, End of Period	$70.36
Total Return [3]	8.00%

Ratios to Average Net Assets:
Net expenses	1.20	% [4]
Net investment income	0.64	% [4]
Expense waiver/reimbursement [5]	0.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,062
Portfolio turnover	28	% [6]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/ exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,080.00	$3.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.05	$6.07

1 "Actual" expense information for the Fund's Institutional Shares is for the period from August 25, 2007 (start of performance) to November 30, 2007. Actual expenses are equal to the Fund's annualized net expense ratio of 1.20%, multiplied by 98/365 (to reflect the period from initial public investment to November 30, 2007). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

Management's Discussion of Fund Performance

PERFORMANCE ATTRIBUTION

From January 1, 2007 through November 30, 2007, Federated InterContinental Fund's total return, based on net asset value, was 23.48% for the Institutional Shares. 1 The Morgan Stanley Capital International All Country World Ex-U.S. Index (MSCI-ACWI Ex-U.S.), the fund's benchmark, returned 22.05% during the same reporting period. 2

The key contributor to the fund's performance was the strong country allocation. 3 Our country ranking process identifies leading countries that provided solid returns relative to world benchmarks over the reporting period. During the reporting period, we were correctly overweight South Korea in Asia while we were correctly underweight Japan. We patiently watched for opportunities to add weight to the long-term underperformer: Japan. Our patience was rewarded as Japanese equities were the worst performing country stock market of the benchmark's 15 largest economies.

1 The fund is the successor to the Rochdale Atlas Portfolio pursuant to a reorganization that took place August 24, 2007. Prior to that date, the fund had no investment operations. Accordingly, the information shown for periods prior to August 24, 2007 is historical information for the Class A Shares (formerly, Rochdale Atlas Portfolio). The performance of the Class A Shares has not been adjusted to reflect expenses applicable to the fund's Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares.

2 The MSCI-ACWI Ex-U.S. is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.

3 Funds that invest a significant portion of their assets in a particular geographic region may be subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments.

During the reporting period, we favored both large (e.g. German stock market) and small (e.g. Norwegian stock market) developed economies of Europe. 4 Several European economies showed resilience throughout the reporting period which positively contributed to our performance. We also prefer owning companies in smaller, faster growing continental European economies, such as Norway - which was a positive contributor to our performance during the reporting period.

Another region which contributed positively to Fund performance was Latin America. The fund was overweight in Brazil's stock market throughout the reporting period. Several of our large holdings in Brazil, such as CVRD and Petroleo Brasiliiero S.A. had returns exceeding 75% during the reporting period.

While the majority of our positive contribution was achieved through country allocation, the fund also received a positive contribution from stock selection in South Korea, Germany and Norway.

At the end of the reporting period, the fund was overweight in South Korea and Taiwan, in addition the developed large European economies including Germany, France and Italy as well as smaller, faster growing economies such as Norway and Poland.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares; Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $25,000 1 in Federated InterContinental Fund (Institutional Shares) (the "Fund") from October 2, 1998 (start of performance) to November 30, 2007, compared to the MSCI All Country World ex U.S. Index (MSCI-ACW ex-U.S.) 2 and the Lipper International Multi-Cap Core Category Average (LIMCCA). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	28.38%
5 Years	27.38%
Start of Performance (10/2/1998)	13.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACW ex-U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACW ex-U.S. is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LIMCCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	15.2%
Germany	13.4%
France	13.2%
Korea	11.0%
Italy	9.2%
Taiwan	8.7%
Norway	8.5%
Brazil	6.5%
Austria	4.3%
South Africa	4.3%
Securities Lending Collateral [2]	5.2%
Other Securities [3]	0.9%
Cash Equivalents [4]	2.1%
Other Assets and Liabilities--Net [5]	(2.5)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Other Securities include purchased call options and an exchange-traded fund.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2007 the Fund's sector classification composition 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	20.8%
Industrials	13.5%
Materials	12.5%
Consumer Discretionary	10.5%
Energy	9.0%
Utilities	8.9%
Telecommunication Services	7.9%
Information Technology	6.6%
Consumer Staples	3.3%
Healthcare	1.3%
Securities Lending Collateral [2]	5.2%
Other Securities [3]	0.9%
Cash Equivalents [4]	2.1%
Other Assets and Liabilities--Net [5]	(2.5)%
TOTAL	100.0%

6 Except for Securities Lending Collateral, Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2007

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.3%
		Austria--4.3%
40,600		Erste Bank Der Oesterreichischen Sparkassen AG	$2,926,710
69,700		OMV AG	4,955,629
22,100		Oesterreichische Elektrizitaetswirtschafts AG	1,494,516
9,600		Raiffeisen International Bank	1,563,484
190,500		Telekom Austria AG	5,554,406
47,600		Va Stahl AG	3,487,301
15,500		Wiener Staedtische Allgemeine Vericherung AG	1,156,551
74,000		Wienerberger Baustoffindustrie AG	4,178,380
		TOTAL	25,316,977
		Brazil--6.5%
12,450		Aracruz Cellulose SA, ADR	953,919
75,400	[2]	Banco Bradesco SA, ADR	2,424,110
40,600		Banco Itau SA, ADR	1,118,124
125,800		Cia de Concessoes Rodoviarias	2,196,430
98,100	[2]	Companhia Energetica de Minas Gerais, ADR	2,055,195
37,800	[2]	Companhia Siderurgica Nacional SA, ADR	2,907,198
157,400		Companhia Vale Do Rio Doce, ADR	5,442,892
8,000		Companhia de Bebidas das Americas (AmBev), ADR	600,640
25,400	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,257,046
56,200		Gerdau SA, ADR	1,579,782
86,600		Petroleo Brasileiro SA, ADR	7,029,322
383,000		Sadia SA Industria e Comercio	2,362,905
59,000		Souza Cruz SA	1,668,600
41,800		Tractebel Energia SA	518,798
31,200	[1]	Unibanco Uniao de Bancos Brasileiros SA, GDR	4,671,264
26,400		Usinas Siderurgicas de Minas Gerais SA	1,338,629
		TOTAL	38,124,854
		France--13.2%
72,100		AXA-UAP, ADR	2,945,285
17,558		BNP Paribas SA	1,966,299
8,100		CNP Assurances	1,007,592
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		France--continued
18,500		Compagnie de St. Gobain	$1,824,981
59,825		Credit Agricole SA	2,087,079
13,000		Etablissements Economiques du Casino Guichard-Perrachon SA	1,425,376
170,900		France Telecommunications	6,480,968
44,900		France Telecommunications, ADR	1,703,955
10,300		Gecina SA	1,748,751
17,800		Imerys SA	1,506,257
15,600		L'Oreal SA	2,163,896
29,100		Lafarge SA	4,600,845
9,950		Michelin, Class B	1,180,618
12,500		PPR SA	2,105,541
24,900		PSA Peugeot Citroen	1,936,647
145,800		PagesJaunes SA	3,193,097
20,400		Renault SA	2,972,659
54,850		Sanofi-Aventis, ADR	2,603,181
72,000		Scor SA	1,873,114
38,500		Societe BIC SA	2,859,188
26,260		Societe Generale, Paris	4,021,559
48,000		Suez SA	3,178,178
25,000		Technip SA	2,040,639
76,800		Tf1 - Tv Francaise	2,119,510
64,600		Thomson	1,005,677
88,950	[2]	Total SA, Class B, ADR	7,197,834
38,900		Valeo SA	1,965,081
96,800	[2]	Vinci SA	7,664,049
7,350		Vivendi SA	337,872
		TOTAL	77,715,728
		Germany, Federal Republic of--13.4%
22,718		Allianz SE	4,675,476
23,604		Altana AG	584,171
8,900		BASF AG	1,232,734
27,400		BASF AG, ADR	3,798,462
28,900		Bayer AG, ADR	2,383,527
24,200		Celesio AG	1,398,282
30,100		Commerzbank AG, Frankfurt	1,183,527
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Germany, Federal Republic of--continued
80,500		Daimler AG	$8,184,435
55,100	[2]	Deutsche Bank AG	7,259,425
131,940		Deutsche Post AG	4,477,664
319,800		Deutsche Telekom AG, ADR	7,051,590
19,650		Douglas Hldg AG	1,201,361
27,580		E.On AG	5,617,666
40,604		Heidelberger Druckmaschinen AG	1,282,993
8,340		Hochtief AG	1,102,520
32,260		Hypo Real Estate Holding AG	1,696,050
18,350		MAN AG	2,949,765
13,794		Metro AG	1,246,318
40,436		RWE AG	5,521,617
5,396		Salzgitter AG	862,420
43,500		Siemens AG, ADR	6,601,995
80,000		Suedzucker AG	1,746,452
79,800	[1,2]	TUI AG	2,244,860
18,230		ThyssenKrupp AG	1,073,810
15,590		Volkswagen AG	3,739,623
		TOTAL	79,116,743
		Italy--9.2%
55,000		Assicurazioni Generali SpA	2,515,442
360,000	[2]	Banca Monte dei Paschi di Siena SpA	2,012,331
50,000		Benetton Group SpA	923,226
241,000		Bulgari SpA	3,567,635
73,000	[2]	Enel SpA, ADR	4,361,020
46,000		Fiat SpA	1,265,944
273,000		Finmeccanica SpA	8,146,194
602,996		Intesa Sanpaolo	4,815,140
157,000		Luxottica Group SpA	5,231,709
2,450,000	[1]	Pirelli & Co.	2,918,928
985,000		Snam Rete Gas SpA	6,243,011
51,900		Telecom Italia SpA, ADR	1,646,268
1,228,000		Unicredito Italiano SpA	10,401,457
		TOTAL	54,048,305
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Korea, Republic of--11.0%
30,000		Cheil Industries, Inc.	$1,708,037
7,200		Daelim Industrial Co. Ltd.	1,273,955
24,500		Daishin Securities Co.	816,886
22,400		Dongbu Insurance Co. Ltd.	1,141,344
29,214		Hanjin Heavy Industries	1,342,704
78,986	[1]	Hanjin Heavy Industries & Construction Co. Ltd.	6,646,568
31,200		Hanjin Shipping Co.	1,471,852
9,300		Hyundai Heavy	4,779,914
135,000		KT Corp., ADR	3,539,700
64,500		KT Freetel	2,246,597
149,000	[1]	Kia Motors Corp.	1,648,439
102,700		Kookmin Bank, ADR	7,445,750
166,000		Korea Electric Power Corp., ADR	3,499,280
17,500		LG Cable Ltd.	2,010,003
9,994		LG Chem Ltd.	1,069,694
40,500		LG Electronics, Inc.	4,228,836
53,219		LG International Corp.	1,211,823
25,350		POSCO, ADR	4,002,005
92,000		Pusan Bank	1,443,403
8,712		SK Corp.	2,049,060
18,950		SK Telecom Co. Ltd., ADR	600,147
25,600		Samsung Corp.	1,807,999
21,500		Samsung Electro-Mechanics Co.	1,132,354
5,750		Samsung Electronics Co.	3,541,048
32,800		Samsung SDI Co. Ltd.	2,262,708
23,350		Shinhan Financial Group Co. Ltd.	1,278,355
8,300		Shinhan Financial Group Co. Ltd., ADR	902,874
		TOTAL	65,101,335
		Norway--8.5%
200,000		Aker Kvaerner ASA	5,692,624
316,100		Den Norske Bank A/S	4,945,669
55,500	[2]	Frontline Ltd.	2,543,822
346,600		Norsk Hydro ASA	4,770,736
426,500		Orkla ASA	7,692,100
255,253		Statoil ASA	8,285,811
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Norway--continued
85,300		Statoil ASA, ADR	$2,756,896
137,200	[2]	Storebrand ASA	1,523,323
137,200	1,2,	Storebrand ASA, Rights	321,543
256,600		Telenor ASA	5,944,049
149,800		Yara International ASA	5,685,347
		TOTAL	50,161,920
		South Africa--4.3%
18,858		Anglo American Platinum Corp. Ltd.	2,683,514
57,900		ArcelorMittal South Africa Ltd.	1,174,036
87,000		Barloworld Ltd.	1,455,026
136,500		Bidvest Group Ltd.	2,396,544
44,907		Discovery Holdings Ltd.	183,833
800,000		FirstRand Ltd.	2,521,298
100,100		Gold Fields Ltd., ADR	1,646,645
177,650		Liberty Group Ltd.	2,316,739
145,000		MTN Group Ltd.	2,920,735
161,428		Pretoria Portland Cement Co. Ltd.	1,072,268
56,300		Sasol Ltd., ADR	2,845,402
168,000		Standard Bank Group Ltd.	2,584,394
650,000		Woolworths Holdings Ltd.	1,463,069
		TOTAL	25,263,503
		Taiwan, Province of China--8.7%
420,000		Advantech Co. Ltd.	995,999
1,037,600		Asia Cement Corp.	1,517,038
765,000		Asustek Computer, Inc.	2,394,873
1,150,000		Cathay Financial Holding Co. Ltd.	2,591,419
4,214,760		China Development Financial Holding Corp.	1,676,296
2,325,825		Compal Electronics, Inc.	2,692,340
590,550		Delta Electronics, Inc.	2,041,088
2,391,860		First Financial Holding Co. Ltd.	1,809,482
534,000		Formosa Chem&Fibre	1,355,718
688,000		Formosa Plastic Corp.	1,873,352
1,167,320		Hon Hai Precision Industry Co. Ltd.	7,482,904
1,181,000		Hua Nan Financial Holdings Co. Ltd.	794,436
352,711		Lite-On Technology Corp.	609,871
1,929,000		Mega Financial Holding Co. Ltd.	1,192,279
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Taiwan, Province of China--continued
932,000		Nan Ya Plastic	$2,417,492
815,893		Pou Chen Corp.	741,965
1,700,000		Powerchip Semiconductor Corp.	657,245
340,000		President Chain Store Corp.	921,031
1,132,340		Quanta Computer, Inc.	1,706,251
950,000		Siliconware Precision Industries Co.	1,745,377
1,229,000		Taiwan Cellular Corp.	1,672,673
660,540		Taiwan Cement	961,360
4,120,287		Taiwan Semiconductor Manufacturing Co.	7,760,370
450,000		Tripod Technology Corp.	1,657,512
3,970,928		United Microelectronics Corp.	2,382,182
		TOTAL	51,650,553
		United Kingdom--15.2%
50,445		Anglo American PLC, ADR	1,699,492
58,100		AstraZeneca PLC, ADR	2,752,778
289,000		BAE Systems PLC	2,731,296
112,350		BHP Billiton PLC	3,718,651
8,500		BHP Billiton PLC, ADR	567,460
19,500		BP PLC, ADR	1,418,430
868,300		BT Group PLC	5,114,715
31,000		Barclays PLC	359,126
40,000		Barclays PLC, ADR	1,854,400
741,300		Centrica PLC	5,544,271
93,100		Daily Mail and General Trust, Class A	1,063,093
53,400		De La Rue PLC	958,237
16,000		GlaxoSmithKline PLC, ADR	842,880
114,800		HBOS PLC	1,880,966
30,034		HSBC Holdings PLC, ADR	2,567,907
252,000		IMI PLC	2,339,551
278,200		Ladbrokes PLC	1,763,576
431,400		Legal & General Group PLC	1,151,377
98,600		Liberty International PLC	2,302,223
238,100		Lloyds TSB Group PLC	2,425,581
183,662		Man Group PLC	2,102,788
251,600		Marks & Spencer Group PLC	3,021,056
83,300		Next PLC	2,975,649
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United Kingdom--continued
216,800		Prudential PLC	$3,030,594
12,175		Rio Tinto PLC, ADR	5,691,569
563,800		Royal Bank of Scotland PLC, Edinburgh	5,312,847
103,270		Royal Dutch Shell PLC, Class A, ADR	8,409,276
140,000		SABMiller PLC	3,985,810
350,000		Sainsbury (J) PLC	3,162,593
166,300		Severn Trent PLC	5,362,516
55,800		Travis Perkins PLC	1,529,121
61,512		Vodafone Group PLC, ADR	2,291,322
		TOTAL	89,931,151
		TOTAL COMMON STOCKS (IDENTIFIED COST $451,499,308)	556,431,069
		PURCHASED CALL OPTIONS--0.5%
27,200,000	[1]	BONY EURO PUT/YEN CALL, Strike Price $162.51, Expiration Date 4/25/2008	1,484,251
25,000,000	[1]	BONY EURO PUT/YEN CALL, Strike Price $161.29, Expiration Date 4/25/2008	1,214,249
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,990,647)	2,698,500
		EXCHANGE TRADED FUND--0.4%
32,000	[2]	iShares MSCI Brazil (IDENTIFIED COST $2,017,325)	2,590,400
		MUTUAL FUND--7.6%
44,763,597	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 4.87% (AT NET ASSET VALUE)	44,763,597
		TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $500,270,877) [6]	606,483,566
		OTHER ASSETS AND LIABILITIES - NET--(2.8)%	(16,324,679)
		TOTAL NET ASSETS--100%	$590,158,887

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $44,763,597 of investments in affiliated issuers (Note 5) and $31,561,685 of securities loaned (identified cost $500,270,877)		$606,483,566
Cash		152,378
Cash denominated in foreign currencies (identified cost $2,366,183)		2,319,504
Income receivable		1,003,279
Receivable for investments sold		1,381,333
Receivable for shares sold		12,198,853
TOTAL ASSETS		623,538,913
Liabilities:
Payable for shares redeemed	$456,427
Payable for collateral due to broker for securities loaned	32,367,850
Payable for distribution services fee (Note 5)	21,200
Payable for shareholder services fee (Note 5)	305,623
Accrued expenses	228,926
TOTAL LIABILITIES		33,380,026
Net assets for 8,393,598 shares outstanding		$590,158,887
Net Assets Consist of:
Paid-in capital		$458,054,840
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		106,165,957
Accumulated net realized gain on investments and foreign currency transactions		21,767,020
Undistributed net investment income		4,171,070
TOTAL NET ASSETS		$590,158,887

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($519,855,088 ÷ 7,393,024 shares outstanding), no par value, unlimited shares authorized	$70.32
Offering price per share (100/94.50 of $70.32) [1]	$74.41
Redemption proceeds per share (98.00/100 of $70.32) [1]	$68.91
Class B Shares:
Net asset value per share ($11,299,248 ÷ 160,961 shares outstanding), no par value, unlimited shares authorized	$70.20
Offering price per share	$70.20
Redemption proceeds per share (92.50/100 of $70.20) [1]	$64.94
Class C Shares:
Net asset value per share ($29,920,174 ÷ 426,251 shares outstanding), no par value, unlimited shares authorized	$70.19
Offering price per share	$70.19
Redemption proceeds per share (97.00/100 of $70.19) [1]	$68.08
Institutional Shares:
Net asset value per share ($29,061,947 ÷ 413,043 shares outstanding), no par value, unlimited shares authorized	$70.36
Offering price per share	$70.36
Redemption proceeds per share (98.00/100 of $70.36) [1]	$68.95
Class K Shares:
Net asset value per share ($22,429.97 ÷ 319.348 shares outstanding), no par value, unlimited shares authorized	$70.24
Offering price per share	$70.24
Redemption proceeds per share (98.00/100 of $70.24) [1]	$68.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Investment Income:
Dividends (including $33,851 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,296,319 and $905,708, respectively)	$9,800,224		$5,979,545
Interest (including income on securities loaned of $35,351 and $155,166, respectively)	448,745		277,877
TOTAL INCOME	10,248,969		6,257,422
Expenses:
Investment adviser fee (Note 5)	3,355,029		2,028,418
Administrative personnel and services fee (Note 5)	227,140		149,491
Custodian fees	463,446		296,433
Transfer and dividend disbursing agent fees and expenses--Class A Shares	142,771		48,927
Transfer and dividend disbursing agent fees and expenses--Class B Shares	1,597		--
Transfer and dividend disbursing agent fees and expenses--Class C Shares	2,896		--
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	1,268		--
Transfer and dividend disbursing agent fees and expenses--Class K Shares	15		--
Directors'/Trustees' fees	7,409		10,798
Auditing fees	23,720		19,105
Legal fees	39,032		32,727
Portfolio accounting fees	109,069		90,974
Distribution services fee--Class A Shares (Note 5)	523,150		507,104
Distribution services fee--Class B Shares (Note 5)	10,548		--
Distribution services fee--Class C Shares (Note 5)	22,274		--
Distribution services fee--Class K Shares (Note 5)	29		--
Shareholder services fee--Class A Shares (Note 5)	597,025		201,973
Shareholder services fee--Class B Shares (Note 5)	3,516		--
Shareholder services fee--Class C Shares (Note 5)	7,425		--
Share registration costs	121,347		29,910
Printing and postage	33,844		21,741
Insurance premiums	5,719		6,135
Interest expense	1,075		46
Miscellaneous	12,707		5,145
TOTAL EXPENSES	5,712,051		3,448,927

Statement of Operations-continued

	Period Ended 11/30/2007 [1]	Year Ended 12/31/2006
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(223,144)	$--
Waiver of administrative personnel and services fee	(3,273)	--
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(868)	--
TOTAL WAIVERS AND REIMBURSEMENTS	(227,285)	--
Net expenses	5,484,766	3,448,927
Net investment income	4,764,203	2,808,495
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	20,167,305	21,005,705
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	44,975,947	34,076,774
Net realized and unrealized gain on investments and foreign currency transactions	65,143,252	55,082,479
Change in net assets resulting from operations	$69,907,455	$57,890,974

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006	Year Ended 12/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,764,203		$2,808,495	$1,030,703
Net realized gain on investments and foreign currency transactions	20,167,305		21,005,705	3,980,211
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	44,975,947		34,076,774	14,249,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,907,455		57,890,974	19,260,713
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--		(2,997,359)	(847,567)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--		(2,657,257)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--		(5,654,616)	(847,567)
Share Transactions:
Proceeds from sale of shares	280,132,091		100,119,871	64,475,326
Net asset value of shares issued to shareholders in payment of distributions declared	--		5,301,119	790,584
Cost of shares redeemed	(33,480,584)		(19,183,424)	(7,777,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	246,651,507		86,237,566	57,488,853
Redemption Fees	4,510		24,637	11,116
Change in net assets	316,563,472		138,498,561	75,913,115
Net Assets:
Beginning of period	273,595,415		135,096,854	59,183,739
End of period (including undistributed (distributions in excess of) net investment income of $4,171,070, $55,980 and $(216,014), respectively)	$590,158,887		$273,595,415	$135,096,854

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

Rochdale Atlas Portfolio (the "Predecessor Fund") was reorganized into the Fund as of the close of business on August 24, 2007. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on October 2, 1998. The Fund changed its fiscal year end from December 31 to November 30.

Effective August 24, 2007, the Fund began offering Class B Shares, Class C Shares, Institutional Shares and Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2007, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$31,561,685	$32,367,850

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 11/30/2007 [1]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,112,130	$209,137,003	1,997,292	$100,119,871	1,641,327	$64,475,326
Shares issued to shareholders in payment of distributions declared	--	--	94,849	5,301,119	18,187	790,584
Shares redeemed	(520,500)	(33,177,380)	(382,667)	(19,183,424)	(197,286)	(7,777,057)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,591,630	$175,959,623	1,709,474	$86,237,566	1,462,228	$57,488,853

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	162,097	$11,433,491	--	$--	--	$--
Shares redeemed	(1,136)	(80,072)	--	--	--	--
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	160,961	$11,353,419	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	428,876	$30,652,911	--	$--	--	$--
Shares redeemed	(2,625)	(190,234)	--	--	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	426,251	$30,462,677	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	413,522	$28,888,484	--	$--	--	$--
Shares redeemed	(479)	(32,798)	--	--	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	413,043	$28,855,686	--	$--	--	$--

	Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006		Year Ended 12/31/2005
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	329	$20,202	--	$--	--	$--
Shares redeemed	(10)	(100)	--	--	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	319	$20,102	--	$--	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,592,204	$246,651,507	1,709,474	$86,237,566	1,462,228	$57,488,853

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the period ended November 30, 2007, the redemption fees for Class A Shares amounted to $4,510. For the years ended December 31, 2006 and 2005, the redemption fees for Class A Shares amounted to $24,637 and $11,116, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the period ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(649,113)	$649,113

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2007 and for the years ended December 31, 2006 and 2005, was as follows:

	2007	2006	2005
Ordinary income	--	$2,997,359	$847,567
Long-term capital gains	--	$2,657,257	--

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,930,298
Undistributed long-term capital gains	$18,007,792
Net unrealized appreciation	$106,165,957

At November 30, 2007, the cost of investments for federal tax purposes was $500,270,877. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $106,212,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,585,065 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,372,376.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from August 25, 2007 to November 30, 2007, the Adviser voluntarily waived $219,310 of its fee.

For the period from August 25, 2007 to November 30, 2007 the net fee paid to the Adviser was $1,039,283.

Prior to close of business on August 24, 2007, the Predecessor Fund's investment adviser was Rochdale Investment Management LLC. After the close of business on August 24, 2007, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LCC was $2,092,602.

Administrative Fee

Effective close of business on August 24, 2007, Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from August 25, 2007 through November 30, 2007 is pro-rated. For the period from August 25, 2007 to November 30, 2007 the net fee paid to FAS was $96,197 and 0.220% of average daily net assets of the Fund. FAS waived $3,273 of its fee.

Prior to close of business on August 24, 2007, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to U.S. Bancorp Fund Services, LLC was $127,670.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from August 25, 2007 to November 30, 2007, FSC did not waive any of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from August 25, 2007 to November 30, 2007, FSC retained $22,224 of fees paid by the Fund. For the period from August 25, 2007 to November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

For the period from August 25, 2007 to November 30, 2007, the net fee paid to FSC was $32,851.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC was the principal distributor for the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $523,150.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on January 31, 2008.

Sales Charges

For the period from August 25, 2007 to November 30, 2007, FSC retained $143,596 in sales charges from the sale of Class A Shares. FSC also retained $171 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Prior to close of business on August 24, 2007, RIM Securities LLC, an affiliate of Rochdale Investment Management LLC, served as distributor of the Predecessor Fund's shares. For the period from January 1, 2007 to August 24, 2007, RIM Securities LLC retained $12,304 in sales charges from the sale of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from August 25, 2007 to November 30, 2007, FSSC did not receive any fees paid by the Fund. For the period from August 25, 2007 to November 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

For the period from August 25, 2007 to November 30, 2007, the net fee paid to financial intermediaries or FSSC was $308,360.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC received Service Fees from the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $299,606.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.20% and 1.95%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended November 30, 2007, the Adviser reimbursed $3,834. Transactions with the affiliated company during the period ended November 30, 2007, are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	139,269,665	94,506,068	44,763,597	$44,763,597	$33,851

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended November 30, 2007, were as follows:

Purchases	$328,648,285
Sales	$104,705,045

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	15.2%
Germany	13.4%
France	13.2%
Korea	11.0%
Italy	9.2%
Taiwan	8.7%
Norway	8.5%
Brazil	6.9%
Austria	4.3%
South Africa	4.3%
United States	0.5%

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

As part of the reorganization of the Rochdale Atlas Portfolio into the Fund, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. The previous reports issued by Tait, Weller & Baker LLP on the Fund's financial statements for the fiscal years ended December 31, 2006 and December 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 2006 and December 31, 2005: (i) there were no disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2007. During the Fund's fiscal years ended December 31, 2006 and December 31, 2005 and previous periods presented in the financial highlights, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13. FEDERAL TAX INFORMATION (UNAUDITED)

To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the period ended November 30, 2007, the Fund derived $8,769,843 of gross income from foreign sources and paid foreign taxes of $1,040,059.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERCONTINENTAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated InterContinental Fund (the "Fund"), a portfolio of Federated Equity Funds, as of November 30, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 1, 2007 to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. The statement of operations for the year ended December 31, 2006, the statement of changes in net assets for each of the years in the two-year period ended December 31, 2006 and the financial highlights for the periods presented prior to January 1, 2007, were audited by other auditors whose report thereon dated February 26, 2007, expressed an unqualified opinion. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated InterContinental Fund as of November 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 1, 2007 to November 30, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised nine portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Walter C. Bean Birth Date : June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and Director of Investments for Managed Accounts. Mr. Bean joined Federated in 2000. Mr. Bean is responsible for the investment process for the managed accounts portfolios. His previous associations included: Chief Investment Officer and Portfolio Manager at C.S. McKee & Company; various investment management and research positions with First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean is a Chartered Financial Analyst. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from Pennsylvania State University. Mr. Bean has 35 years of investment experience.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since is Vice President of the rust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

The Board had initially approved the proposed investment advisory contract at meetings held in February 2007, in the context of Federated's proposal to create the Fund in connection with the planned acquisition of the Rochdale Atlas Portfolio (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio managers as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. In connection with both the February and May meetings, the Senior Officer prepared and furnished to the Board independent written evaluations that covered topics discussed below. The Board considered these evaluations, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluations, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

In connection with the February 2007 meetings, the Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, at the February 2007 meeting the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund had placed in the top quartile for each of the 1, 3 and 5 year periods ended December 31, 2006, based on total return. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borned by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated InterContinental Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172461

37869 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each of the following members of the
Board's Audit Committee is an "audit committee financial expert," and is
"independent," for purposes of this Item:  Thomas G. Bigley, Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $230,500

                  Fiscal year ended 2006 - $199,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $10,554
      respectively.  Fiscal year ended 2006- Fees for review of N-14 merger documents and additional audit work performed in relation to 2005 fiscal year ends.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $49,068 and $39,138
      respectively.  Fiscal year ended 2007 - Discussion on accounting related to swaps, billing related to technical matters on non-compete clauses and advice for handling qualified dividend income on 1099 DIV forms. Fiscal year ended 2006- Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $309,129

            Fiscal year ended 2006 - $321,369

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE         JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER
DATE        JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008